TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Beginning balance	$ 2,492	$ 2,373
Decreases in tax positions for prior years	(708)	(406)
Increases related to tax positions taken during prior years	184	40
Increase related to tax positions taken during the current year	453	485
Ending balance	$ 2,421	$ 2,492